Investments - Summary of Equity-Accounted Investees and Investments at FVTOCI (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Interests In Other Entities [line items]
Carrying Amount	$ 692	$ 30
Carrying Amount	$ 186	$ 262
Profertil [member]
Disclosure Of Interests In Other Entities [line items]
Principal Activity	Nitrogen Producer
Principal Place of Business and Incorporation	Argentina
Proportion of Ownership Interest and Voting Rights Held	50.00%
Carrying Amount	$ 192
Canpotex [member]
Disclosure Of Interests In Other Entities [line items]
Principal Activity	Marketing & Logistics
Principal Place of Business and Incorporation	Canada
Proportion of Ownership Interest and Voting Rights Held	50.00%
Sinofert [member]
Disclosure Of Interests In Other Entities [line items]
Principal Activity	Fertilizer Supplier & Distributor
Principal Place of Business and Incorporation	China/Bermuda
Proportion of Ownership Interest and Voting Rights Held	22.00%	22.00%
Carrying Amount	$ 180	$ 258
MOPCO [member]
Disclosure Of Interests In Other Entities [line items]
Principal Activity	Nitrogen Producer
Principal Place of Business and Incorporation	Egypt
Proportion of Ownership Interest and Voting Rights Held	26.00%
Carrying Amount	$ 236
Canpotex [member]
Disclosure Of Interests In Other Entities [line items]
Proportion of Ownership Interest and Voting Rights Held		33.00%
Agrichem [member]
Disclosure Of Interests In Other Entities [line items]
Principal Activity	Fertilizer Producer & Marketer
Principal Place of Business and Incorporation	Brazil
Proportion of Ownership Interest and Voting Rights Held	80.00%
Carrying Amount	$ 103
Other associates and joint ventures [member]
Disclosure Of Interests In Other Entities [line items]
Carrying Amount	161	$ 30
Other [member]
Disclosure Of Interests In Other Entities [line items]
Carrying Amount	$ 6	$ 4